BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of changes in Level 3 items in financial instruments (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Assets
Opening balance	$ 10,064.4
Closing balance	10,010.6
Liabilities
Opening balance	4,243.5
Closing balance	3,255.0
Level 3 | Contingent consideration related to acquisitions
Liabilities
Opening balance	20.0
Additions	0.0
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	0.0
Closing balance	20.0
Level 3 | Unlisted equity securities
Assets
Opening balance	14.3
Additions	0.0
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	(0.1)
Closing balance	14.2
Level 3 | Promissory notes
Assets
Opening balance	4.4
Additions	0.0
Interest income recognized in the consolidated statement of income	0.1
Exchange rate losses	0.0
Closing balance	4.5
Level 3 | Available for sale receivables
Assets
Opening balance	58.5
Additions	44.8
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	0.0
Closing balance	$ 103.3